UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2022

Sarah Donnelly Portfolio Manager BS, Fordham University	Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was (14.4)% compared with a total return of (20.0)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for additional performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to seek to provide long term growth of capital. Current income is a secondary objective of the Fund.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

All major North American stock indices were down for the first half of the year. All S&P 500 sectors were down in the first half, except for energy, which was up about 32%, due to the significant spike in oil and gas prices in the first quarter. The worst performing sector for the year’s first half was Discretionary, which was down by about 33%.

In the Gabelli Dividend Growth Fund, the best performing stock in (y)our Fund during the first half of the year was Merck (4.8% of net assets as of June 30, 2022), as it was during the second quarter of the year as well. A promising outlook for new oncology drugs was a big reason the stock did so well. Also, as was the case with the second quarter, other top contributors to performance were Bristol-Myers (1.6%) and T-Mobile (2.2%). Likewise, in the area of underperformance, both DuPont (3.0%) and Alphabet (3.5%) were significant detractors in the first half, as they were in the second quarter.

Thank you for your investment in The Gabelli Dividend Growth Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (8/26/99)
Class AAA (GABBX)	(14.36)%	(12.21)%	5.30%	7.74%	4.80%	5.60%
S&P 500 Index (b)	(19.96)	(10.62)	11.31	12.96	8.54	6.58
Lipper Large Cap Value Fund Average (b)	(13.32)	(7.57)	8.03	10.76	6.26	5.83
Class A (GBCAX)	(14.41)	(12.20)	5.29	7.74	4.80	5.62
With sales charge (c)	(19.33)	(17.25)	4.05	7.10	4.39	5.35
Class C (GBCCX)	(14.71)	(12.86)	4.51	6.92	4.01	4.97
With contingent deferred sales charge (d)	(15.56)	13.73	4.51	6.92	4.01	4.97
Class I (GBCIX)	(13.98)	(11.33)	6.36	8.47	5.36	6.02

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and the Class I Shares on June 30, 2004. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 29, 2022, the expense ratios for Class AAA, A, C, and I Shares are 2.17%, 2.17%, 2.92%, and 1.92%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 2.00%, 2.00%, 2.75%, and 1.00%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursement is in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Dividend Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$856.40	2.00%	$9.21
Class A	$1,000.00	$855.90	2.00%	$9.20
Class C	$1,000.00	$852.90	2.75%	$12.63
Class I	$1,000.00	$860.20	1.00%	$4.61
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Dividend Growth Fund

Health Care	14.5%	Retail	1.4%
Financial Services	14.3%	Entertainment	1.4%
Food and Beverage	12.8%	Metals and Mining	1.4%
Energy	10.6%	Electronics	1.3%
Computer Software and Services	8.7%	Machinery	1.1%
Specialty Chemicals	6.7%	Automotive: Parts and Accessories	1.1%
Diversified Industrial	5.7%	Aerospace	1.0%
Cable and Satellite	4.3%	Agriculture	0.9%
U.S. Government Obligations	4.1%	Automotive	0.8%
Telecommunications	2.2%	Semiconductors	0.8%
Consumer Products	1.6%	Hotels and Gaming	0.4%
Environmental Services	1.6%	Other Assets and Liabilities (Net)	(0.2)%
Business Services	1.5%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.1%
	Aerospace — 1.0%
1,500	The Boeing Co.†	$179,802	$205,080

	Agriculture — 0.9%
3,136	Corteva Inc.	84,145	169,783

	Automotive — 0.8%
1,800	PACCAR Inc.	155,334	148,212

	Automotive: Parts and Accessories — 1.1%
15,000	Dana Inc.	320,965	211,050

	Business Services — 1.5%
1,500	Visa Inc., Cl. A	137,987	295,335

	Cable and Satellite — 4.3%
6,000	Comcast Corp., Cl. A	317,876	235,440
4,500	DISH Network Corp., Cl. A†	155,939	80,685
1,300	Netflix Inc.†	276,311	227,331
12,500	Paramount Global, Cl. B	433,963	308,500
		1,184,089	851,956

	Computer Software and Services — 8.7%
320	Alphabet Inc., Cl. C†	216,832	699,984
2,000	Apple Inc.	37,181	273,440
800	Meta Platforms Inc., Cl. A†	150,279	129,000
1,000	Microsoft Corp.	25,120	256,830
200	Palo Alto Networks Inc.†	64,556	98,788
7,000	Twitter Inc.†	383,405	261,730
		877,373	1,719,772

	Consumer Products — 1.6%
5,000	Edgewell Personal Care Co.	141,427	172,600
5,000	Energizer Holdings Inc.	214,283	141,750
		355,710	314,350

	Diversified Industrial — 5.7%
6,000	Carrier Global Corp.	268,897	213,960
2,500	General Electric Co.	237,120	159,175
2,800	Honeywell International Inc.	90,337	486,668
4,300	Textron Inc.	142,984	262,601
		739,338	1,122,404

	Electronics — 1.3%
3,200	Sony Group Corp., ADR	180,009	261,664

	Energy — 10.6%
6,000	Avangrid Inc.	261,917	276,720
1,700	Chevron Corp.	173,697	246,126
5,000	Evergy Inc.	317,835	326,250
11,000	Eversource Energy	925,320	929,170
8,000	UGI Corp.	294,437	308,880
		1,973,206	2,087,146
Shares		Cost	Market Value
	Entertainment — 1.4%
3,000	The Walt Disney Co.†	$361,204	$283,200

	Environmental Services — 1.6%
2,400	Republic Services Inc.	190,501	314,088

	Financial Services — 14.3%
4,000	American Express Co.	313,809	554,480
5,500	American International Group Inc.	297,671	281,215
7,000	Bank of America Corp.	178,628	217,910
11,500	Citigroup Inc.	633,115	528,885
3,000	JPMorgan Chase & Co.	204,631	337,830
6,000	Morgan Stanley	245,071	456,360
1,000	PayPal Holdings Inc.†	31,601	69,840
1,113	T. Rowe Price Group Inc.	107,847	126,448
1,300	Willis Towers Watson plc	202,554	256,607
		2,214,927	2,829,575

	Food and Beverage — 12.8%
5,000	Conagra Brands Inc.	173,875	171,200
1,400	Diageo plc, ADR	161,322	243,768
12,500	Keurig Dr Pepper Inc.	376,766	442,375
5,000	Molson Coors Beverage Co., Cl. B	229,481	272,550
15,500	Mondelēz International Inc., Cl. A	623,407	962,395
8,000	Nomad Foods Ltd.†	202,422	159,920
12,000	The Hain Celestial Group Inc.†	268,775	284,880
		2,036,048	2,537,088

	Health Care — 14.5%
4,000	Bristol-Myers Squibb Co.	225,620	308,000
5,200	CVS Health Corp.	427,072	481,832
2,000	Henry Schein Inc.†	133,986	153,480
3,000	Medtronic plc	254,147	269,250
10,500	Merck & Co. Inc.	620,991	957,285
4,000	Patterson Cos. Inc.	91,400	121,200
11,000	Pfizer Inc.	357,993	576,730
		2,111,209	2,867,777

	Hotels and Gaming — 0.4%
3,000	MGM Resorts International	33,355	86,850

	Machinery — 1.1%
4,000	The Timken Co.	292,594	212,200

	Metals and Mining — 1.4%
4,500	Newmont Corp.	153,227	268,515

	Retail — 1.4%
6,000	The Kroger Co.	209,895	283,980

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors — 0.8%
1,000	NXP Semiconductors NV	$91,990	$148,030

	Specialty Chemicals — 6.7%
10,500	DuPont de Nemours Inc.	630,360	583,590
3,000	FMC Corp.	310,540	321,030
3,500	International Flavors & Fragrances Inc.	417,580	416,920
		1,358,480	1,321,540

	Telecommunications — 2.2%
3,300	T-Mobile US Inc.†	237,240	443,982

	TOTAL COMMON STOCKS	15,478,628	18,983,577

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
$805,000	U.S. Treasury Bills, 0.759% to 1.515%††, 07/14/22 to 09/15/22	803,863	803,626

	TOTAL INVESTMENTS — 100.2%	$16,282,491	19,787,203

	Other Assets and Liabilities (Net) — (0.2)%		(30,153)

	NET ASSETS — 100.0%		$19,757,050

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $16,282,491)	$19,787,203
Receivable for Fund shares sold	1,256
Receivable from Adviser	7,936
Dividends receivable	38,993
Prepaid expenses	30,508
Total Assets	19,865,896
Liabilities:
Payable to bank	43,533
Payable for investment advisory fees	16,730
Payable for distribution fees	3,817
Payable for legal and audit fees	24,046
Payable for shareholder communications	12,388
Payable for shareholder services fees	6,845
Other accrued expenses	1,487
Total Liabilities	108,846
Net Assets
(applicable to 1,266,383 shares outstanding)	$19,757,050
Net Assets Consist of:
Paid-in capital	$15,751,262
Total distributable earnings	4,005,788
Net Assets	$19,757,050

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($13,002,069 ÷ 829,389 shares outstanding)	$15.68
Class A:
Net Asset Value and redemption price per share ($2,078,534 ÷ 133,060 shares outstanding)	$15.62
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.57
Class C:
Net Asset Value and offering price per share ($733,934 ÷ 54,568 shares outstanding)	$13.45	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($3,942,513 ÷ 249,366 shares outstanding)	$15.81

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $339)	$166,105
Interest	1,537
Total Investment Income	167,642
Expenses:
Investment advisory fees	109,755
Distribution fees - Class AAA	18,090
Distribution fees - Class A	2,915
Distribution fees - Class C	4,185
Registration expenses	27,175
Legal and audit fees	22,764
Shareholder communications expenses	22,052
Shareholder services fees	15,687
Trustees’ fees	14,876
Custodian fees	2,500
Interest expense	179
Miscellaneous expenses	7,140
Total Expenses	247,318
Less:
Expense reimbursements (See Note 3)	(45,236)
Expenses paid indirectly by broker (See Note 6)	(805)
Total Credits and Reimbursements	(46,041)
Net Expenses	201,277
Net Investment Loss	(33,635)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	664,504

Net change in unrealized appreciation/depreciation:
on investments	(3,949,925)

Net Realized and Unrealized Gain on Investments	(3,285,421)
Net Decrease in Net Assets Resulting from Operations	$(3,319,056)

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
Operations:
Net investment income/(loss)	$(33,635)	$59,209
Net realized gain on investments	664,504	2,431,957
Net change in unrealized appreciation/depreciation on investments	(3,949,925)	1,585,505
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,319,056)	4,076,671
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,589,180)
Class A	—	(261,314)
Class C	—	(111,720)
Class I	—	(507,401)
Total Distributions to Shareholders	—	(2,469,615)

Shares of Beneficial Interest Transactions:
Class AAA	(393,593)	974,859
Class A	(145,868)	353,740
Class C	(100,579)	84,521
Class I	(36,466)	547,000

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(676,506)	1,960,120

Redemption Fees	3	12

Net Increase/(Decrease) in Net Assets	(3,995,559)	3,567,188
Net Assets:
Beginning of year	23,752,609	20,185,421
End of period	$19,757,050	$23,752,609

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2022(d)	$18.31	$(0.04)	$(2.59)	$(2.63)	$—		$—	$—	$—	$15.68	(14.36)%	$13,002	(0.48	)%(e)	2.27	%(e)	2.00	%(e)(f)	10%
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17		2.00	(f)	26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	(0.49)	0.00	16.95	5.09	13,527	0.06		2.49		2.01	(f)	19
2019	13.71	0.06	3.56	3.62	(0.06)		(0.67)	(0.73)	0.00	16.60	26.43	15,508	0.40		2.18		2.00	(f)	18
2018	17.23	0.02	(1.93)	(1.91)	(0.00	)(b)	(1.61)	(1.61)	0.00	13.71	(11.00)	13,533	0.13		2.16		2.01	(f)	25
2017	17.93	0.11	2.07	2.18	(0.09)		(2.79)	(2.88)	—	17.23	12.11	17,155	0.58		2.01		2.00	(g)	60
Class A
2022(d)	$18.25	$(0.04)	$(2.59)	$(2.63)	$—		$—	$—	$—	$15.62	(14.41)%	$2,079	(0.46	)%(e)	2.27	%(e)	2.00	%(e)(f)	10%
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00	(f)	26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	(0.49)	0.00	16.90	5.11	2,067	0.05		2.49		2.01	(f)	19
2019	13.67	0.06	3.56	3.62	(0.07)		(0.67)	(0.74)	0.00	16.55	26.46	2,860	0.41		2.18		2.00	(f)	18
2018	17.19	0.02	(1.93)	(1.91)	(0.00	)(b)	(1.61)	(1.61)	0.00	13.67	(11.03)	2,298	0.13		2.16		2.01	(f)	25
2017	17.89	0.11	2.08	2.19	(0.10)		(2.79)	(2.89)	—	17.19	12.15	3,683	0.58		2.01		2.00	(g)	60
Class C
2022(d)	$15.77	$(0.09)	$(2.23)	$(2.32)	$—		$—	$—	$—	$13.45	(14.71)%	$734	(1.24	)%(e)	3.02	%(e)	2.75	%(e)(f)	10%
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75	(f)	26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	(0.49)	0.00	14.94	4.36	833	(0.67)		3.24		2.76	(f)	19
2019	12.32	(0.05)	3.19	3.14	—		(0.67)	(0.67)	0.00	14.79	25.49	1,288	(0.33)		2.93		2.75	(f)	18
2018	15.79	(0.10)	(1.76)	(1.86)	—		(1.61)	(1.61)	0.00	12.32	(11.70)	1,514	(0.63)		2.91		2.76	(f)	25
2017	16.68	(0.04)	1.94	1.90	—		(2.79)	(2.79)	—	15.79	11.32	1,969	(0.21)		2.76		2.75	(g)	60
Class I
2022(d)	$18.38	$0.05	$(2.62)	$(2.57)	$—		$—	$—	$—	$15.81	(13.98)%	$3,943	0.53	%(e)	2.02	%(e)	1.00	%(e)(f)	10%
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00	(f)	26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	(0.65)	0.00	17.00	6.17	3,758	1.06		2.24		1.01	(f)	19
2019	13.76	0.22	3.60	3.82	(0.28)		(0.67)	(0.95)	0.00	16.63	27.77	3,937	1.41		1.93		1.00	(f)	18
2018	17.33	0.20	(1.97)	(1.77)	(0.19)		(1.61)	(1.80)	0.00	13.76	(10.16)	4,286	1.13		1.91		1.01	(f)	25
2017	18.01	0.31	2.09	2.40	(0.29)		(2.79)	(3.08)	—	17.33	13.26	5,481	1.61		1.76		1.00	(g)	60

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense. For the years ended December 31, 2020 and December 31, 2018, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining periods, there was no impact on the expense ratios.

(d)	For the six months ended June 30, 2022, unaudited.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2022 and the years ended December 31, 2021, 2020 and 2019, there was no impact on the expense ratios.

(g)	During the year ended December 31, 2017, the Fund received reimbursements of custody expenses paid in prior years. There was no impact on the expense ratio.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced investment operations on August 26, 1999.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$18,983,577	—	$18,983,577
U.S. Government Obligations	—	$803,626	803,626
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$18,983,577	$803,626	$19,787,203

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$88,993
Net long term capital gains	2,438,618
Total distributions paid	$2,527,611

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$16,401,426	$4,674,180	$(1,288,403)	$3,385,777

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2022, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the six months ended June 30, 2022, the Adviser reimbursed expenses in the amount of $45,236. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser is $233,068. The amended agreement is renewable annually.

For the year ended December 31, 2020, expiring December 31, 2022	$116,300
For the year ended December 31, 2021, expiring December 31, 2023	71,532
For the six months ended June 30, 2022, expiring December 31, 2024	45,236
$233,068

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $2,398,955 and $2,081,911, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $314 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $247 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $805.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2022.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2022, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	14,950	$258,918	42,275	$825,320
Shares issued upon reinvestment of distributions	—	—	84,855	1,553,697
Shares redeemed	(37,335)	(652,511)	(73,307)	(1,404,158)
Net increase/(decrease)	(22,385)	$(393,593)	53,823	$974,859
Class A
Shares sold	8,894	$153,727	22,301	$433,319
Shares issued upon reinvestment of distributions	—	—	14,318	261,314
Shares redeemed	(16,945)	(299,595)	(17,823)	(340,893)
Net increase/(decrease)	(8,051)	$(145,868)	18,796	$353,740
Class C
Shares sold	4,021	$57,897	5,925	$101,148
Shares issued upon reinvestment of distributions	—	—	7,084	111,720
Shares redeemed	(10,527)	(158,476)	(7,710)	(128,347)
Net increase/(decrease)	(6,506)	$(100,579)	5,299	$84,521
Class I
Shares sold	16,028	$278,234	30,721	$587,499
Shares issued upon reinvestment of distributions	—	—	27,110	498,013
Shares redeemed	(17,751)	(314,700)	(27,849)	(538,512)
Net increase/(decrease)	(1,723)	$(36,466)	29,982	$547,000

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 8, 2022, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2021) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, three, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year period and the third quintile for the three year and five year periods. The Independent Board discussed the Fund’s performance, the varying results among different peer groups, and potential ways to improve the Fund’s performance. The Independent Board Members noted the Adviser’s commitment to waive the Fund’s advisory fees as well as its focus on taking actions to address performance improvements with the Fund’s portfolio managers.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group comprised of seventeen other multi-cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

ratios were generally above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below the median within the peer group of funds selected by Broadridge. The Independent Board Members noted that the management fee structure was comparable to those in effect for most of the Gabelli funds. The Independent Board Members noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the small size of the Fund and the Adviser’s commitment to waive advisory fees, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement and the Fund’s Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former President & Chief
Executive Officer,
American Gaming Association

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q222SAR

GABELLI FUNDS

THE GABELLI DIVIDEND GROWTH FUND

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.